Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Alternative minimum tax credit	$ 3,851,000	$ 3,834,000
State net operating loss carryforward	556,000	568,000
Valuation allowance for state deferred tax assets	244,000	234,000
Statutory federal income tax rate	35.00%	35.00%	35.00%
Retained earnings		17,700,000
Deferred income taxes	0
Liability for uncertain tax positions	0
Unrecognized tax benefits	0
Phsb Financial Corporation [Member]
Income Tax [Line Items]
State net operating loss carryforward	$ 3,600,000